EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2024
Disclosure Of Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE

	Three months ended		Six months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
	$	$	$	$
Net loss	(19,265,435)	(11,787,585)	(40,962,675)	(27,371,031)
Basic weighted average number of common shares outstanding	226,217,541	224,068,437	226,209,694	222,432,139
Basic loss per share	(0.09)	(0.05)	(0.18)	(0.12)

Basic weighted average number of common shares outstanding	226,217,541	224,068,437	226,209,694	222,432,139
Plus dilutive impact of stock options, RSUs, DSUs, and warrants	—	—	—	—
Diluted weighted average number of common shares outstanding	226,217,541	224,068,437	226,209,694	222,432,139
Diluted loss per share	(0.09)	(0.05)	(0.18)	(0.12)
Excluded from the above calculations for the three and six months June 30, 2024 and 2023 are all outstanding stock options, share warrant obligations, convertible debentures, RSUs, and DSUs, which are deemed to be anti-dilutive.